Quarterly Holdings Report
for
Fidelity Advisor® Leveraged Company Stock Fund
October 31, 2021
ALSF-NPRT1-1221
1.797936.118
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.7%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. (a)(b)(c)	411,029	921
Interactive Media & Services - 7.2%
Alphabet, Inc. Class C (a)	18,900	56,046
Meta Platforms, Inc. Class A (a)	117,100	37,890
Tencent Holdings Ltd. sponsored ADR (d)	160,100	9,732
		103,668
Media - 2.5%
Altice U.S.A., Inc. Class A (a)	569,000	9,275
Nexstar Broadcasting Group, Inc. Class A	180,402	27,048
		36,323
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	113,500	13,056
TOTAL COMMUNICATION SERVICES		153,968
CONSUMER DISCRETIONARY - 22.9%
Automobiles - 2.9%
Tesla, Inc. (a)	37,800	42,109
Hotels, Restaurants & Leisure - 10.5%
Airbnb, Inc. Class A	3,900	666
Boyd Gaming Corp. (a)	628,100	40,060
Caesars Entertainment, Inc. (a)	633,300	69,323
Penn National Gaming, Inc. (a)	533,200	38,177
Studio City International Holdings Ltd. ADR (a)(d)	397,700	3,276
		151,502
Household Durables - 3.3%
Lennar Corp. Class A	68,000	6,795
PulteGroup, Inc.	117,000	5,625
Tempur Sealy International, Inc.	778,400	34,615
		47,035
Internet & Direct Marketing Retail - 1.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	64,600	10,655
Amazon.com, Inc. (a)	2,100	7,082
eBay, Inc.	102,200	7,841
		25,578
Specialty Retail - 3.5%
Bath & Body Works, Inc.	94,900	6,557
Lowe's Companies, Inc.	102,200	23,896
RH (a)	11,300	7,454
Victoria's Secret & Co. (a)	31,633	1,597
Williams-Sonoma, Inc.	55,600	10,327
		49,831
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	65,300	7,139
Tapestry, Inc.	166,600	6,494
		13,633
TOTAL CONSUMER DISCRETIONARY		329,688
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	140,600	8,217
Food Products - 4.8%
Darling Ingredients, Inc. (a)	283,879	23,993
JBS SA	6,561,800	45,402
		69,395
TOTAL CONSUMER STAPLES		77,612
ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (a)	401,400	7,976
Cheniere Energy, Inc.	166,800	17,247
Chesapeake Energy Corp. (d)	186,600	11,894
Denbury, Inc. (a)	141,200	11,954
		49,071
FINANCIALS - 4.6%
Banks - 2.2%
Bank of America Corp.	313,001	14,955
JPMorgan Chase & Co.	99,200	16,853
		31,808
Consumer Finance - 1.5%
OneMain Holdings, Inc.	409,000	21,599
Insurance - 0.9%
Arthur J. Gallagher & Co.	75,600	12,676
TOTAL FINANCIALS		66,083
HEALTH CARE - 10.5%
Biotechnology - 0.5%
Regeneron Pharmaceuticals, Inc. (a)	10,500	6,719
Health Care Providers & Services - 4.1%
HCA Holdings, Inc.	58,121	14,557
Humana, Inc.	40,200	18,619
UnitedHealth Group, Inc.	54,500	25,096
		58,272
Life Sciences Tools & Services - 5.6%
Charles River Laboratories International, Inc. (a)	28,600	12,832
IQVIA Holdings, Inc. (a)	122,300	31,972
Thermo Fisher Scientific, Inc.	57,500	36,402
		81,206
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.	75,400	4,403
TOTAL HEALTH CARE		150,600
INDUSTRIALS - 4.8%
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	58,400	5,186
Airlines - 0.3%
Air Canada (a)	205,500	3,685
Building Products - 1.7%
Builders FirstSource, Inc. (a)	202,700	11,811
Carrier Global Corp.	250,300	13,073
		24,884
Electrical Equipment - 0.0%
Array Technologies, Inc.	23,100	493
Machinery - 0.3%
Allison Transmission Holdings, Inc.	129,900	4,333
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	11
Professional Services - 0.7%
ASGN, Inc. (a)	87,200	10,434
Road & Rail - 0.3%
XPO Logistics, Inc. (a)	58,400	5,011
Trading Companies & Distributors - 1.1%
United Rentals, Inc. (a)	41,300	15,657
TOTAL INDUSTRIALS		69,694
INFORMATION TECHNOLOGY - 27.9%
Electronic Equipment & Components - 2.2%
CDW Corp.	16,400	3,061
Zebra Technologies Corp. Class A (a)	52,700	28,139
		31,200
IT Services - 7.4%
EPAM Systems, Inc. (a)	46,900	31,575
Global Payments, Inc.	134,300	19,204
GoDaddy, Inc. (a)	136,700	9,456
MasterCard, Inc. Class A	30,500	10,233
PayPal Holdings, Inc. (a)	115,200	26,794
Visa, Inc. Class A	47,300	10,017
		107,279
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	55,200	6,637
Lam Research Corp.	69,000	38,886
Marvell Technology, Inc.	154,200	10,563
Microchip Technology, Inc.	269,800	19,989
NVIDIA Corp.	48,700	12,451
ON Semiconductor Corp. (a)	369,170	17,746
		106,272
Software - 10.9%
Adobe, Inc. (a)	83,100	54,045
Microsoft Corp.	167,700	55,613
Palo Alto Networks, Inc. (a)	53,400	27,185
SS&C Technologies Holdings, Inc.	260,800	20,726
		157,569
TOTAL INFORMATION TECHNOLOGY		402,320
MATERIALS - 5.2%
Chemicals - 2.1%
CF Industries Holdings, Inc.	213,100	12,104
The Chemours Co. LLC	622,300	17,437
		29,541
Containers & Packaging - 1.9%
Berry Global Group, Inc. (a)	189,900	12,446
WestRock Co.	320,600	15,421
		27,867
Metals & Mining - 1.2%
First Quantum Minerals Ltd.	715,900	16,949
TOTAL MATERIALS		74,357
UTILITIES - 2.7%
Electric Utilities - 2.7%
NRG Energy, Inc.	489,400	19,522
PG&E Corp. (a)	1,658,556	19,239
		38,761
TOTAL COMMON STOCKS (Cost $724,304)		1,412,154

Bank Loan Obligations - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(h) (Cost $125)	125	125

Money Market Funds - 3.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (i)	28,828,485	28,834
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	18,612,589	18,614
TOTAL MONEY MARKET FUNDS (Cost $47,448)		47,448

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $771,877)	1,459,727
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(20,103)
NET ASSETS - 100.0%	1,439,624

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $921,000 or 0.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	32,287	69,772	73,225	4	-	-	28,834	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	5,893	98,767	86,046	2	-	-	18,614	0.0%
Total	38,180	168,539	159,271	6	-	-	47,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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